AlphaCentric Prime Meridian Income Fund

February 2, 2021 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re: AlphaCentric Prime Meridian Income Fund (the “Registrant”);

File Nos. 333-216033 and 811-23230

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies: (i) that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 for AlphaCentric Prime Meridian Income Fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 6, which was filed with the Commission on January 27, 2021; and (ii) that Post-Effective Amendment No. 6 has been filed electronically with the Commission.

Very truly yours,

/s/ Jennifer Bailey

Jennifer Bailey

Secretary